Guarantor and Non-Guarantor Financial Statements (Tables)	12 Months Ended
Sep. 30, 2011
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Consolidating Financial Statements [Table Text Block]

	Consolidated Statements of Earnings (Condensed)
	Year Ended September 30, 2011
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total

Net Sales	$—	$2,775.2	$2,444.5	$(574.0)	$4,645.7
Cost of products sold	—	1,658.4	1,418.4	(576.8)	2,500.0
Gross Profit	—	1,116.8	1,026.1	2.8	2,145.7

Selling, general and administrative expense	—	420.4	435.7	—	856.1
Advertising and promotion expense	—	285.9	240.8	(2.7)	524.0
Research and development expense	—	108.2	0.1	—	108.3
Household Products restructuring	—	3.0	76.0	—	79.0
Interest expense/(income)	137.1	(2.4)	6.6	—	141.3
Intercompany interest (income)/expense	(134.5)	133.7	0.8	—	—
Other financing (income)/expense	—	2.0	29.0	—	31.0
Intercompany dividends/service fees	—	(113.5)	(10.6)	124.1	—
Equity in earnings of subsidiaries	(271.2)	(153.6)	—	424.8	—
Earnings before income taxes	268.6	433.1	247.7	(543.4)	406.0
Income taxes	7.4	64.6	71.1	1.7	144.8
Net earnings	$261.2	$368.5	$176.6	$(545.1)	$261.2

	Consolidated Statements of Earnings (Condensed)
	Year Ended September 30, 2010
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total
Net Sales	$—	$2,551.9	$2,229.3	$(532.9)	$4,248.3
Cost of products sold	—	1,483.1	1,270.1	(524.2)	2,229.0
Gross Profit	—	1,068.8	959.2	(8.7)	2,019.3

Selling, general and administrative expense	—	379.5	386.2	—	765.7
Advertising and promotion expense	—	274.3	188.8	(1.8)	461.3
Research and development expense	—	97.0	0.1	—	97.1
Interest expense/(income)	121.5	(1.4)	5.3	—	125.4
Intercompany interest (income)/expense	(119.5)	118.2	1.3	—	—
Other financing (income)/expense	(0.1)	1.3	25.2	—	26.4
Intercompany dividends/service fees	—	(69.9)	(16.9)	86.8	—
Equity in earnings of subsidiaries	(412.5)	(266.5)	—	679.0	—
Earnings before income taxes	410.6	536.3	369.2	(772.7)	543.4
Income taxes	7.6	52.3	83.6	(3.1)	140.4
Net earnings	$403.0	$484.0	$285.6	$(769.6)	$403.0

	Consolidated Statements of Earnings (Condensed)
	Year Ended September 30, 2009
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total

Net Sales	$—	$2,405.6	$2,048.9	$(454.7)	$3,999.8
Cost of products sold	—	1,396.4	1,209.1	(464.3)	2,141.2
Gross Profit	—	1,009.2	839.8	9.6	1,858.6

Selling, general and administrative expense	—	373.3	369.3	—	742.6
Advertising and promotion expense	—	241.0	174.1	(0.6)	414.5
Research and development expense	—	90.3	0.2	—	90.5
Interest expense/(income)	136.6	(1.3)	9.4	—	144.7
Intercompany interest (income)/expense	(133.6)	132.9	0.7	—	—
Other financing (income)/expense	(0.2)	2.1	19.1	—	21.0
Intercompany dividends/service fees	—	(117.3)	(7.4)	124.7	—
Equity in earnings of subsidiaries	(302.0)	(191.1)	—	493.1	—
Earnings before income taxes	299.2	479.3	274.4	(607.6)	445.3
Income taxes	1.4	76.0	67.8	2.3	147.5
Net earnings	$297.8	$403.3	$206.6	$(609.9)	$297.8

	Consolidated Balance Sheets (Condensed)
	September 30, 2011
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total
Assets
Current Assets
Cash and cash equivalents	$—	$4.3	$466.9	$—	$471.2
Trade receivables, net (a)	—	15.3	878.3	—	893.6
Inventories	—	318.7	363.8	(29.1)	653.4
Other current assets	21.1	243.7	131.1	(21.5)	374.4
Total current assets	21.1	582.0	1,840.1	(50.6)	2,392.6
Investment in subsidiaries	6,177.9	1,430.6	—	(7,608.5)	—
Intercompany receivables	—	1,755.8	—	(1,755.8)	—
Property, plant and equipment, net	—	574.8	310.6	—	885.4
Goodwill	—	1,105.0	370.3	—	1,475.3
Other intangible assets, net	—	1,664.3	213.9	—	1,878.2
Other noncurrent assets	10.4	11.1	10.4	—	31.9
Total assets	$6,209.4	$7,123.6	$2,745.3	$(9,414.9)	$6,663.4

Current liabilities	$141.1	$437.3	$611.8	$(30.9)	$1,159.3
Intercompany payables	1,712.5	—	43.3	(1,755.8)	—
Long-term debt	2,206.5	—	—	—	2,206.5
Other noncurrent liabilities	48.0	975.9	172.4	—	1,196.3
Total liabilities	4,108.1	1,413.2	827.5	(1,786.7)	4,562.1
Total shareholders' equity	2,101.3	5,710.4	1,917.8	(7,628.2)	2,101.3
Total liabilities and shareholders' equity	$6,209.4	$7,123.6	$2,745.3	$(9,414.9)	$6,663.4

(a) Trade receivables, net for the Non-Guarantors includes approximately $373 at September 30, 2011 of U.S. trade receivables sold from the Guarantors to Energizer Receivables Funding Corp ("ERF"), a wholly-owned, special purpose subsidiary, which is a non-guarantor of the Notes. These receivables are used by ERF to securitize the borrowings under the Company's receivable securitization facility. The trade receivables are short-term in nature (on average less than 90 days). As payment of the receivable obligation is received from the customer, ERF remits the cash to the Guarantors in payment for the purchase of the receivables. Cost and expenses paid by ERF related to the receivable securitization facility are re-billed to the Guarantors by way of intercompany services fees.

	Consolidated Balance Sheets (Condensed)
	September 30, 2010
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total
Assets
Current assets
Cash and cash equivalents	$211.5	$2.5	$415.7	$—	$629.7
Trade receivables, net (a)	—	—	824.8	—	824.8
Inventories	—	340.1	356.0	(29.8)	666.3
Other current assets	0.3	209.4	118.2	(19.2)	308.7
Total current assets	211.8	552.0	1,714.7	(49.0)	2,429.5
Investment in subsidiaries	5,631.1	1,354.9	—	(6,986.0)	—
Intercompany receivables	—	1,468.8	—	(1,468.8)	—
Property, plant and equipment, net	—	519.0	321.6	—	840.6
Goodwill	—	989.7	326.7	—	1,316.4
Other intangible assets, net	—	1,600.7	173.5	—	1,774.2
Other noncurrent assets	5.4	9.7	12.1	—	27.2
Total assets	$5,848.3	$6,494.8	$2,548.6	$(8,503.8)	$6,387.9

Current liabilities	$305.4	$427.1	$550.2	$(29.2)	$1,253.5
Intercompany payables	1,380.8	—	88.0	(1,468.8)	—
Long-term debt	2,022.5	—	—	—	2,022.5
Other noncurrent liabilities	40.0	779.7	192.6	—	1,012.3
Total liabilities	3,748.7	1,206.8	830.8	(1,498.0)	4,288.3
Total shareholders' equity	2,099.6	5,288.0	1,717.8	(7,005.8)	2,099.6
Total liabilities and shareholders' equity	$5,848.3	$6,494.8	$2,548.6	$(8,503.8)	$6,387.9

(a) Trade receivables, net for the Non-Guarantors includes approximately $341 at September 30, 2010 of U.S. trade receivables sold from the Guarantors to Energizer Receivables Funding Corp ("ERF"), a wholly-owned, special purpose subsidiary, which is a non-guarantor of the Notes. These receivables are used by ERF to securitize the borrowings under the Company's receivable securitization facility. The trade receivables are short-term in nature (on average less than 90 days). As payment of the receivable obligation is received from the customer, ERF remits the cash to the Guarantors in payment for the purchase of the receivables. Cost and expenses paid by ERF related to the receivable securitization facility are re-billed to the Guarantors by way of intercompany services fees.

	Consolidated Statements of Cash Flows (Condensed)
	Year Ended September 30, 2011
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total

Net cash flow from operations	$303.4	$(73.4)	$182.5	$—	$412.5
Cash Flow from/(used by) Investing Activities
Capital expenditures	—	(55.4)	(42.6)	—	(98.0)
Proceeds from sale of assets	—	5.0	2.6	—	7.6
Acquisitions, net of cash acquired	(267.1)	—	—	—	(267.1)
Other, net	—	(4.8)	(1.2)	—	(6.0)
Net cash used by investing activities	(267.1)	(55.2)	(41.2)	—	(363.5)
Cash Flow from Financing Activities
Cash proceeds from issuance of debt with original maturities greater than 90 days	600.0	—	—	—	600.0
Cash payments on debt with original maturities greater than 90 days	(576.0)	—	—	—	(576.0)
Payment of debt issue cost	(7.6)	—	—	—	(7.6)
Net increase in debt with original maturity days of 90 or less	—	15.1	30.6	—	45.7
Common stock purchased	(276.0)	—	—	—	(276.0)
Proceeds from issuance of common stock	8.2	—	—	—	8.2
Excess tax benefits from share-based payments	3.7	—	—	—	3.7
Capital (contribution)/return	—	(8.8)	8.8	—	—
Intercompany dividend	—	124.1	(124.1)	—	—
Net cash (used by)/from financing activities	(247.7)	130.4	(84.7)	—	(202.0)
Effect of exchange rate changes on cash	—	—	(5.5)	—	(5.5)
Net (decrease)/increase in cash and cash equivalents	(211.5)	1.8	51.2	—	(158.5)
Cash and cash equivalents, beginning of period	211.5	2.5	415.7	—	629.7
Cash and cash equivalents, end of period	$—	$4.3	$466.9	$—	$471.2

	Consolidated Statements of Cash Flows (Condensed)
	Year Ended September 30, 2010
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total

Net cash flow from operations	$211.2	$(17.5)	$458.7	$—	$652.4
Cash Flow from/(used by) Investing Activities
Capital expenditures	—	(57.0)	(51.7)	—	(108.7)
Proceeds from sale of assets	—	0.1	0.7	—	0.8
Other, net	—	(4.9)	(0.5)	—	(5.4)
Net cash used by investing activities	—	(61.8)	(51.5)	—	(113.3)
Cash Flow from Financing Activities
Cash payments on debt with original maturities greater than 90 days	(101.0)	—	—	—	(101.0)
Net decrease in debt with original maturity days of 90 or less	—	(5.1)	(146.8)	—	(151.9)
Proceeds from issuance of common stock	12.6	—	—	—	12.6
Excess tax benefits from share-based payments	5.8	—	—	—	5.8
Capital (contribution)/return	—	(3.5)	3.5	—	—
Intercompany dividend	—	86.8	(86.8)	—	—
Net cash (used by)/from financing activities	(82.6)	78.2	(230.1)	—	(234.5)
Effect of exchange rate changes on cash	—	—	(34.2)	—	(34.2)
Net increase/(decrease) in cash and cash equivalents	128.5	(1.2)	143.1	—	270.4
Cash and cash equivalents, beginning of period	83.0	3.7	272.6	—	359.3
Cash and cash equivalents, end of period	$211.5	$2.5	$415.7	$—	$629.7

	Consolidated Statements of Cash Flows (Condensed)
	Year Ended September 30, 2009
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total

Net cash flow from/(used by) operations	$108.0	$(45.7)	$426.9	$—	$489.2
Cash Flow from Investing Activities
Capital expenditures	—	(78.6)	(61.1)	—	(139.7)
Proceeds from sale of assets	—	0.3	2.2	—	2.5
Acquisitions, net of cash acquired	(275.0)	—	—	—	(275.0)
Other, net	—	(0.2)	0.2	—	—
Net cash used by investing activities	(275.0)	(78.5)	(58.7)	—	(412.2)
Cash Flow from Financing Activities
Cash payments on debt with original maturities greater than 90 days	(306.0)	—	—	—	(306.0)
Net decrease in debt with original maturity days of 90 or less	—	(5.0)	(97.0)	—	(102.0)
Proceeds from issuance of common stock	515.8	—	—	—	515.8
Excess tax benefits from share-based payments	3.2	—	—	—	3.2
Capital return/(contribution)	—	3.7	(3.7)	—	—
Intercompany dividend	—	124.7	(124.7)	—	—
Net cash from/(used by) financing activities	213.0	123.4	(225.4)	—	111.0
Effect of exchange rate changes on cash	—	—	0.1	—	0.1
Net increase/(decrease) in cash and cash equivalents	46.0	(0.9)	143.0	—	188.1
Cash and cash equivalents, beginning of period	37.0	4.6	129.6	—	171.2
Cash and cash equivalents, end of period	$83.0	$3.7	$272.6	$—	$359.3